Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Revenue Recognition
Revenue Recognition
14.	Revenue Recognition

Contract Liabilities

The following table provides information on the changes in the balance of contract liabilities:

	March 31,	December 31,
	2026	2025
Balance – Beginning of period	$3,126	$3,012
Cash received	(1,247)	7,007
Less revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	1,467	(6,893)
Balance – End of period	$3,346	$3,126

Total contract liabilities increased by $220 during three months ended on March 31, 2026. The increase was primarily due to the Company’s effort to push sales, and increasing sales deposits during the year

Contract Assets

The following table provides information on the changes in the balance of contract assets:

	March 31,	December 31,
	2026	2025
Balance – Beginning of period	$6,586	$3,660
Revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	(1,368)	10,706
Less contract assets reclassified to receivables	1,247	(7,780)
Balance – End of period	$6,465	$6,586

Total contract assets decreased by $121 during three months ended on March 31, 2026, primarily driven by unbilled revenue related to equipment orders for which revenue was recognized, but the equipment had not yet been shipped to customers.

The Company recognized losses on trade receivables and contract assets of $0 and $24 as of March 31, 2026 and December 31, 2025, respectively.

Performance Obligations

As of March 31, 2026 and December 31, 2025, the Company had remaining performance obligations primarily related to equipment orders. Revenue from these performance obligations is recognized as control of the equipment transfers to customers, which may occur over periods extending beyond twelve months depending on delivery schedules and customer acceptance.

14.Revenue Recognition

Contract Liabilities

The following table provides information on the changes in the balance of contract liabilities for the years ended December 31:

	2025	2024
Balance - Beginning of period	$3,012	$2,643
Cash received	7,007	6,134
Less revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	(6,893)	(5,765)
Balance - End of period	$3,126	$3,012

Total contract liabilities increased by $114 during 2025. The increase was primarily due to the Company’s effort to push sales, and increasing sales deposits during the year

Contract Assets

The following table provides information on the changes in the balance of contract assets for the years ended December 31:

	2025	2024
Balance - Beginning of period	$3,660	$1,017
Revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	10,706	4,136
Less contract assets reclassified to receivables	(7,780)	(1,493)
Balance - End of period	$6,586	$3,660

Total contract assets increased by $2,926 during 2025, primarily driven by unbilled revenue related to equipment orders for which revenue was recognized, but the equipment had not yet been shipped to customers as of year-end.

The Company recognized losses on trade receivables and contract assets of $24 and $4 as of December 31, 2025 and 2024, respectively.

Performance Obligations

As of December 31, 2025, the Company had remaining performance obligations primarily related to equipment orders. Revenue from these performance obligations is recognized as control of the equipment transfers to customers, which may occur over periods extending beyond twelve months depending on delivery schedules and customer acceptance.